Shareholder Report, Holdings (Details)	Aug. 31, 2026
PGIM CALIFORNIA MUNI INCOME FUND - CLASS A
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM CALIFORNIA MUNI INCOME FUND - CLASS A | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
PGIM CALIFORNIA MUNI INCOME FUND - CLASS A | AA [Member]
Holdings [Line Items]
Percent of Total Investments	51.10%
PGIM CALIFORNIA MUNI INCOME FUND - CLASS A | A [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%
PGIM CALIFORNIA MUNI INCOME FUND - CLASS A | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
PGIM CALIFORNIA MUNI INCOME FUND - CLASS A | BB [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
PGIM CALIFORNIA MUNI INCOME FUND - CLASS A | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
PGIM CALIFORNIA MUNI INCOME FUND - CLASS A | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
PGIM CALIFORNIA MUNI INCOME FUND - CLASS C
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM CALIFORNIA MUNI INCOME FUND - CLASS C | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
PGIM CALIFORNIA MUNI INCOME FUND - CLASS C | AA [Member]
Holdings [Line Items]
Percent of Total Investments	51.10%
PGIM CALIFORNIA MUNI INCOME FUND - CLASS C | A [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%
PGIM CALIFORNIA MUNI INCOME FUND - CLASS C | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
PGIM CALIFORNIA MUNI INCOME FUND - CLASS C | BB [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
PGIM CALIFORNIA MUNI INCOME FUND - CLASS C | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
PGIM CALIFORNIA MUNI INCOME FUND - CLASS C | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
PGIM CALIFORNIA MUNI INCOME FUND - CLASS Z
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM CALIFORNIA MUNI INCOME FUND - CLASS Z | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
PGIM CALIFORNIA MUNI INCOME FUND - CLASS Z | AA [Member]
Holdings [Line Items]
Percent of Total Investments	51.10%
PGIM CALIFORNIA MUNI INCOME FUND - CLASS Z | A [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%
PGIM CALIFORNIA MUNI INCOME FUND - CLASS Z | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
PGIM CALIFORNIA MUNI INCOME FUND - CLASS Z | BB [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
PGIM CALIFORNIA MUNI INCOME FUND - CLASS Z | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
PGIM CALIFORNIA MUNI INCOME FUND - CLASS Z | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
PGIM CALIFORNIA MUNI INCOME FUND - CLASS R6
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM CALIFORNIA MUNI INCOME FUND - CLASS R6 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
PGIM CALIFORNIA MUNI INCOME FUND - CLASS R6 | AA [Member]
Holdings [Line Items]
Percent of Total Investments	51.10%
PGIM CALIFORNIA MUNI INCOME FUND - CLASS R6 | A [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%
PGIM CALIFORNIA MUNI INCOME FUND - CLASS R6 | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
PGIM CALIFORNIA MUNI INCOME FUND - CLASS R6 | BB [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
PGIM CALIFORNIA MUNI INCOME FUND - CLASS R6 | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
PGIM CALIFORNIA MUNI INCOME FUND - CLASS R6 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%